Consolidated Income Statement - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONTINUING OPERATIONS
Revenues	$ 7,476,000,000	$ 7,258,000,000
Operating expenses	(4,578,000,000)	(4,471,000,000)
Depreciation	(111,000,000)	(113,000,000)
Amortization of software	(721,000,000)	(618,000,000)
Amortization of other identifiable intangible assets	(98,000,000)	(91,000,000)
Other operating gains, net	164,000,000	144,000,000
Operating profit	2,132,000,000	2,109,000,000
Finance costs, net:
Net interest expense	(143,000,000)	(125,000,000)
Other finance (costs) income	(55,000,000)	45,000,000
Income before tax and equity method investments	1,934,000,000	2,029,000,000
Share of post-tax (losses) earnings in equity method investments	(28,000,000)	40,000,000
Tax (expense) benefit	(423,000,000)	123,000,000
Earnings from continuing operations	1,483,000,000	2,192,000,000
Earnings from discontinued operations, net of tax	19,000,000	15,000,000
Net earnings	1,502,000,000	2,207,000,000
Earnings (loss) attributable to:
Common shareholders	1,502,000,000	2,210,000,000
Non-controlling interests	$ 0	$ (3,000,000)
Basic earnings per share:
From continuing operations	$ 3.29	$ 4.86
From discontinued operations	0.05	0.03
Basic earnings per share	3.34	4.89
Diluted earnings per share:
From continuing operations	3.29	4.85
From discontinued operations	0.04	0.04
Diluted earnings per share	$ 3.33	$ 4.89